LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)							1 Months Ended					12 Months Ended
	Feb. 13, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024	Feb. 28, 2026	Nov. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss												$ 24,480,848	$ 1,309,872
Accumulated deficit			$ 2,777,233									27,258,081	2,777,233
Working capital deficit												6,280,667
Cash			3,633									1,003,904	3,633
Business combination proceeds											$ 265,827
Proceeds from issuance of common stock	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000							257,645
Received net payout												3,032,645
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of common stock											3,000,000
Business combination additional amount											$ 2,661,459
Received net payout							$ 6,777,206		$ 3,032,645	$ 3,032,645
Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock								$ 100,000,000